Schedule of Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment Effects on Earnings Per Share [Line Items]
Prepaid and other current assets	$ 2,098	$ 2,218	$ 3,229
Insurance [Member]
Impairment Effects on Earnings Per Share [Line Items]
Prepaid and other current assets	789	1,387	1,144
Selling And Marketing Related Costs [Member]
Impairment Effects on Earnings Per Share [Line Items]
Prepaid and other current assets		44	1,134
Prepaid Manufacturing Costs [Member]
Impairment Effects on Earnings Per Share [Line Items]
Prepaid and other current assets	57	82	322
Other Current Assets [Member]
Impairment Effects on Earnings Per Share [Line Items]
Prepaid and other current assets	$ 1,252	$ 705	$ 629